EQUITY	3 Months Ended
Mar. 31, 2018
Equity [Abstract]
EQUITY
EQUITY

PBFX had 23,441,211 common units held by the public outstanding as of March 31, 2018. PBF LLC owns 18,459,497 of PBFX’s common units constituting an aggregate 44.1% limited partner interest in PBFX as of March 31, 2018.

Share Activity

PBFX’s partnership agreement, as amended, authorizes PBFX to issue an unlimited number of additional partnership interests for the consideration and on the terms and conditions determined by PBFX’s general partner without the approval of the unitholders. It is possible that PBFX will fund future acquisitions through the issuance of additional common units, subordinated units or other partnership interests.

The following table presents changes in PBFX common and subordinated units outstanding:

	Three Months Ended March 31,
	2018	2017
	Common Units	Common Units	Subordinated Units - PBF LLC
Balance at beginning of period	41,900,708	25,844,118	15,886,553
Vesting of phantom units, net of forfeitures	—	32,354	—
Balance at end of period	41,900,708	25,876,472	15,886,553

On July 31, 2018, the Partnership issued 1,494,134 common units, having an aggregate value of $31,586, to PBF LLC in connection with the Development Assets Acquisition.

Additionally, 217,171 of the Partnership’s phantom units issued under the PBFX 2014 Long-Term Incentive Plan (“LTIP”) vested and were converted into common units held by certain directors, officers and current and former employees of our general partner or its affiliates during the year ended December 31, 2017.

Holders of any additional common units PBFX issues will be entitled to share equally with the then-existing common unitholders in PBFX’s distributions of available cash.

Noncontrolling Interest

PBFX’s wholly-owned subsidiary, PBFX Op Co, holds a 50% controlling interest in Torrance Valley Pipeline Company LLC (“TVPC”), with the other 50% interest in TVPC held by TVP Holding Company LLC (“TVP Holding”), a subsidiary of PBF Holding. PBFX Op Co is the sole managing member of TVPC. PBFX, through its ownership of PBFX Op Co, consolidates the financial results of TVPC, and records a noncontrolling interest for the economic interest in TVPC held by TVP Holding. Noncontrolling interest on the condensed consolidated statements of operations includes the portion of net income or loss attributable to the economic interest in TVPC held by TVP Holding. Noncontrolling interest on the condensed consolidated balance sheets includes the portion of net assets of TVPC attributable to TVP Holding.

Equity Activity

The following tables summarize the changes in the carrying amount of the Partnership’s equity during the three months ended March 31, 2018 and 2017:

	Net Investment	Common Units	IDR Holder	Noncontrolling Interest	Total
Balance at December 31, 2017	$10,665	$(17,544)	$2,736	$171,903	$167,760
Net loss attributable to Development Assets	(1,279)	—	—	—	(1,279)
Contributions to Development Assets	1,131	—	—	—	1,131
Quarterly distributions to unitholders (including IDRs)	—	(20,618)	(2,736)	—	(23,354)
Distributions to TVPC members	—	—	—	(5,000)	(5,000)
Net income attributable to the partners	—	18,276	2,959	4,022	25,257
Unit-based compensation expense	—	834	—	—	834
Other	—	(11)	—	—	(11)
Balance at March 31, 2018	$10,517	$(19,063)	$2,959	$170,925	$165,338

	Net Investment	Common Units	Subordinated Units - PBF	IDR Holder	Noncontrolling Interest	Total
Balance at December 31, 2016	$16,750	$241,275	$(276,083)	$1,266	$179,882	$163,090
Net loss attributable to Development Assets	(1,344)	—	—	—	—	(1,344)
Net loss attributable to PNGPC	(150)	—	—	—	—	(150)
Contributions from sponsor	6,848	—	—	—	—	6,848
Allocation of PNGPC assets acquired to unitholders	(11,538)	11,592	(54)	—	—	—
Distributions to PBF LLC related to the PNGPC Acquisition	—	(11,600)	—	—	—	(11,600)
Quarterly distributions to unitholders (including IDRs)	—	(11,872)	(7,149)	(1,265)	—	(20,286)
Distributions to TVPC members	—	—	—	—	(3,425)	(3,425)
Net income attributable to the partners	—	14,203	8,718	1,687	3,599	28,207
Unit-based compensation expense	—	680	—	—	—	680
Other	—	(4)	(2)	(1)	—	(7)
Balance at March 31, 2017	$10,566	$244,274	$(274,570)	$1,687	$180,056	$162,013

Cash Distributions

PBFX’s partnership agreement, as amended, sets forth the calculation to be used to determine the amount and priority of cash distributions that the common and subordinated unitholders and general partner will receive.

During the three months ended March 31, 2018, PBFX made a distribution payment related to the fourth quarter of 2017 as follows:

Related Earnings Period:	Q4 2017
Distribution date	March 14, 2018
Record date	February 28, 2018
Per unit	$0.4850
To public common unitholders	$11,369
To PBF LLC	11,689
Total distribution	$23,058

The allocation of total quarterly distributions to general and limited partners for the three months ended March 31, 2018 and 2017, respectively, is shown in the table below. The Partnership’s distributions are declared subsequent to quarter end (distributions of $0.49 and $0.46 per unit declared for the three months ended March 31, 2018 and 2017, respectively); therefore, the table represents total distributions applicable to the period in which the distributions are earned:

	Three Months Ended March 31,
	2018	2017
IDR - PBF LLC	$2,959	$1,686
Limited partners’ distributions:
Common	20,847	12,141
Subordinated - PBF LLC	—	7,308
Total distributions	23,806	21,135
Total cash distributions (a)	$23,582	$20,950
____________________
(a) Excludes phantom unit distributions which are accrued and paid upon vesting.